Consolidated Balance Sheets (Parentheticals) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Short term investments, fair value		¥ 548,101		¥ 570,216
Accounts receivable, net of allowances		2,291		886
Contract assets, net of allowances				21
Restricted bank deposit - non-current		16,338	$ 2,281	25,256
Contract assets - non-current, net of allowances
Accounts payable		116,665	16,286	194,358
Accrued commissions		99,923	13,949	148,134
Other payables and accrued expenses		155,553	21,714	170,311
Accrued payroll		13,193	1,842	30,113
Income taxes payable		77,305	10,791	88,940
Current operating lease liability		29,271	4,086	47,271
Other current liabilities		34	5	10,505
Current liabilities of discontinued operations				62,980
Accrued commissions – non-current		339,481	47,390	408,416
Other tax liabilities, non-current		30,160	4,210	41,442
Deferred tax liabilities		204,310	28,521	235,519
Non-current operating lease liability		29,924	4,177	53,856
Other non-current liabilities				33,374
Non-current liabilities of discontinued operations				14,576
VIEs
Restricted cash		3,864		10,409
Restricted bank deposit - non-current				7,804
Accounts payable		1,768		5,053
Accrued commissions				535
Other payables and accrued expenses		1,200		4,175
Accrued payroll		1,938		6,242
Income taxes payable				7,132
Current operating lease liability		1,124		4,967
Other current liabilities				10,212
Current liabilities of discontinued operations
Accrued commissions – non-current				1,768
Other tax liabilities, non-current		4,300		33,502
Deferred tax liabilities				4,317
Non-current operating lease liability		2,646		3,306
Other non-current liabilities				639
Non-current liabilities of discontinued operations
Class A Ordinary Shares
Redeemable ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 0.09	$ 0.09	¥ 0.09
Redeemable ordinary shares, shares issued (in Shares) | shares	[1]	22,175	22,175	22,175
Redeemable ordinary shares, shares outstanding (in Shares) | shares	[1]	22,175	22,175	22,175
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 0.09	$ 0.09	¥ 0.09
Ordinary shares, shares authorized (in Shares) | shares	[1]	40,000,000	40,000,000	40,000,000
Ordinary shares, shares issued (in Shares) | shares	[1]	9,273,208	9,273,208	4,162,059
Ordinary shares, shares outstanding (in Shares) | shares	[1]	9,228,398	9,228,398	4,117,242
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.09	$ 0.09	¥ 0.09
Ordinary shares, shares authorized (in Shares) | shares		10,000,000	10,000,000	10,000,000
Ordinary shares, shares issued (in Shares) | shares		6,666,668	6,666,668
Ordinary shares, shares outstanding (in Shares) | shares		6,666,668	6,666,668

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025